UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act File Number 811-08572
Bishop Street Funds
(Exact name of registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-262-9565
Date of fiscal year end: December 31, 2011
Date of reporting period: June 30, 2011

Item 1. Reports to Stockholders.

Venti Variabiles
MARE AUSTRALE
Terra Vitae

BISHOP STREET FUNDS

SEMI-ANNUAL REPORT

JUNE 30, 2011

STRATEGIC GROWTH FUND

DIVIDEND VALUE FUND

HIGH GRADE INCOME FUND

HAWAII MUNICIPAL BOND FUND

GOVERNMENT MONEY MARKET FUND

INVESTMENT ADVISER

BISHOP STREET
CAPITAL MANAGEMENT

BISHOP
STREET
FUNDS

BISHOP STREET FUNDS SEMI-ANNUAL REPORT June 30, 2011 STRATEGIC GROWTH FUND DIVIDEND VALUE FUND HIGH GRADE INCOME FUND HAWAII MUNICIPAL BOND FUND GOVERNMENT MONEY MARKET FUND Investment Adviser Bishop Street Capital Management

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge, by calling 1-800-262-9565 or by visiting the Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, by calling 1-800-262-9565 or by visiting the Funds’ website at http://www.bishopstreetfunds.com or the website of the Securities and Exchange Commission.

Letter to Shareholders	2
Schedules of Investments
Strategic Growth Fund	4
Dividend Value Fund	7
High Grade Income Fund	12
Hawaii Municipal Bond Fund	20
Government Money Market Fund	30
Statements of Assets and Liabilities	32
Statements of Operations	34
Statements of Changes in Net Assets	36
Financial Highlights	40
Notes to Financial Statements	44
Disclosure of Fund Expenses	58
Approval of Investment Advisory Agreements	60

1

Dear Shareholder:
The financial markets proved to be resilient yet again despite the extraordinary challenges that included a devastating earthquake and resulting tsunami in Japan. While the final human toll and rebuilding costs from this tragedy will not be fully known for quite some time, a ray of hope was shared by all as emergency workers, soldiers, and citizens bravely and unselfishly came to the aid of their fellow countrymen in a time of need. Those scenes will forever be etched in our minds. As if that wasn’t enough to generate a sobering cloud overhead, scenes of widespread unrest in the Middle East and North Africa, fiscal difficulties in Europe, inflation pressures incubating in a number of the emerging economies, and threats of a credit rating downgrade in the U.S. sent a wakeup call to all concerned.
In spite of the host of challenges that lie ahead, the equity markets proved resilient again. While many have considered this rebound as a sign of investor optimism and complacency, we do not believe this is the case. Instead, we view the market’s strength as confirmation that the real economy and the financial markets are much stronger and able to absorb the shocks and problems that lie ahead. That said, the seemingly unthinkable showdown in Washington over raising the national debt ceiling leaves one to wonder if rational minds will ever prevail.
The volatility continues
Despite these numerous challenges, the U.S. equity markets managed a respectable gain in the first half of the year with the S&P 500 generating a +6.02% gain, building upon the +15.06% return in 2010. The bond market registered a +2.72% gain this year as interest rates fell sharply in response to fears of a double-dip recession and elevated risks in the Euro-zone surrounding a potential Greek default. The “risk on, risk off” trades continued to dominate investment strategies, with the latest beneficiary being U.S. treasuries as elevated risks related to a Greek default pushed investors to quality and safety. To that end, stocks fell sharply in the second quarter as investors focused on avoiding risk and volatility.

Bishop Street Funds	2

The road ahead
Despite recent declines in the stock market, increased market volatility, and a possible deterioration in market sentiment, we continue to believe that the global economic expansion remains on track. As such, we retain our preference for risk assets and remain fully invested in equities and credit. Stocks remain attractive relative to historical averages and valuation metrics while credit yield spreads are unlikely to materially widen due to a continued strengthening in corporate balance sheets and profitability. Interest rates will probably remain low for some time, offering low cost financing alternatives to individuals and businesses alike providing yet another incentive to invest. Inflation remains a concern but we think it will likely be controlled in the coming months. The bottom line once again is that while uncertainty prevails today, this situation is not uncommon in the world of investing. And while investors cannot control the outcome of these events, they have control over their personal investment plan to determine the proper asset mix and risk that is appropriate to achieve their financial goals and objectives.
To this end, the Bishop Street Funds continue to offer our shareholders excellent stock, bond and money market alternatives that we believe are critical building blocks in an investment program. The Strategic Growth Fund and the Dividend Value Fund combine to offer attractive growth and income options while the High Grade Income Fund, Hawaii Municipal Bond Fund and Government Money Market Funds offer balance, stability, and quality.
We thank you for your continued trust and confidence in the Bishop Street Funds.
Sincerely,

Michael K. Hirai, CFA, CPA
President and Chief Investment Officer
Bishop Street Capital Management
July 20, 2011

June 30, 2011	3	www.bishopstreetfunds.com

Strategic Growth Fund	(unaudited)
Top Ten Equity Holdings†

Percentage of
Investments
1. Waters	2.3%
2. Bed Bath & Beyond	2.2%
3. Coach	2.2%
4. NetApp	2.2%
5. American Express	2.2%
6. W.W. Grainger	2.1%
7. priceline.com	2.1%
8. United Technologies	2.1%
9. CBS, Cl B	2.1%
10. Yum! Brands	2.1%

†	Percentages are based on total investments.
Schedule of Investments
as of June 30, 2011

		Value
Shares		(000)
	COMMON STOCK — 99.5%

Consumer Discretionary — 19.3%
3,600	AutoZone*	$1,061
20,300	Bed Bath & Beyond*	1,185
40,000	CBS, Cl B	1,139
18,300	Coach	1,170
40,000	GameStop, Cl A*	1,067
7,200	PetSmart	327
2,250	priceline.com*	1,152
27,974	Royal Caribbean Cruises*	1,053
20,200	TJX	1,061
20,600	Yum! Brands	1,138

		10,353

Bishop Street Funds	4

Strategic Growth Fund	(unaudited)
Schedule of Investments
(continued)

		Value
Shares		(000)
Consumer Staples — 2.1%
13,800	Costco Wholesale	$1,121

Energy — 11.8%
13,900	Baker Hughes	1,009
11,900	Cimarex Energy	1,070
12,300	Exxon Mobil	1,001
21,000	Halliburton	1,071
13,400	National Oilwell Varco	1,048
26,400	Southwestern Energy*	1,132

		6,331

Financials — 7.9%
15,400	ACE	1,013
23,000	Aflac	1,074
22,400	American Express	1,158
43,500	Invesco	1,018

		4,263

Health Care — 12.0%
24,900	AmerisourceBergen, Cl A	1,031
18,300	Express Scripts, Cl A*	988
17,500	Thermo Fisher Scientific*	1,127
20,900	UnitedHealth Group	1,078
14,800	Varian Medical Systems*	1,036
12,700	Waters*	1,216

		6,476

Industrials — 19.8%
11,900	Deere	981
14,800	Dover	1,003
19,800	Eaton	1,019
18,400	Honeywell International	1,096
18,100	ITT	1,067
10,900	Joy Global	1,038
11,200	Stericycle*	998
10,700	Union Pacific	1,117
13,000	United Technologies	1,151
7,500	W.W. Grainger	1,153

		10,623

June 30, 2011	5	www.bishopstreetfunds.com

Strategic Growth Fund	(unaudited)
Schedule of Investments
(concluded)

		Value
Shares		(000)
Information Technology — 24.7%
30,000	Adobe Systems*	$944
11,600	Alliance Data Systems*	1,091
19,100	Amphenol, Cl A	1,031
3,100	Apple*	1,041
53,010	Corning	962
7,100	Factset Research Systems	726
6,300	International Business Machines	1,081
19,000	Intuit*	985
22,000	NetApp*	1,161
33,500	Oracle	1,103
19,500	Qualcomm	1,107
30,700	Texas Instruments	1,008
23,700	VeriFone Systems*	1,051

		13,291

Materials — 1.9%
19,400	EI du Pont de Nemours	1,048

TOTAL COMMON STOCK (Cost $40,699)		53,506

SHORT-TERM INVESTMENTS (A)— 0.5%

138,867	Dreyfus Cash Management Fund, Institutional Shares, 0.102%	139
138,867	Fidelity Institutional Money Market Portfolio, Institutional Shares, 0.134%	139

TOTAL SHORT-TERM INVESTMENTS (Cost $278)		278

TOTAL INVESTMENTS (Cost $40,977) — 100.0%		$53,784

Percentages are based on Net Assets of $53,777 ($ Thousands).
* Non-income producing security.
(A) The rate shown is the 7-day effective yield as of June 30, 2011.
Cl — Class
Cost figures are shown in thousands.
The accompanying notes are an integral part of the financial statements.

Bishop Street Funds	6

Dividend Value Fund	(unaudited)
Top Ten Equity Holdings†

Percentage of
Investments
1. AT&T	3.3%
2. International Business Machines	3.1%
3. Exxon Mobil	3.0%
4. Verizon Communications	2.9%
5. Philip Morris International	2.7%
6. Merck	2.4%
7. Chevron	2.3%
8. Pfizer	2.2%
9. Royal Dutch Shell PLC ADR, Cl A	2.0%
10. McDonald’s	2.0%

†	Percentages are based on total investments. Excludes securities purchased with cash collateral received from securities lending.
Schedule of Investments
as of June 30, 2011

		Value
Shares		(000)
COMMON STOCK — 95.9%

Consumer Discretionary — 8.8%
22,310	Home Depot	$808
7,675	Limited Brands (A)	295
10,435	Mattel (A)	287
13,390	McDonald’s	1,129
8,475	McGraw-Hill	355
11,355	Meredith (A)	353

June 30, 2011	7	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)
Schedule of Investments
(continued)

		Value
Shares		(000)
Consumer Discretionary — (continued)
7,115	Nordstrom (A)	$334
11,355	Target	533
19,540	Time Warner (A)	711
5,625	TJX	296

		5,101

Consumer Staples — 11.2%
24,350	Altria Group	643
4,055	Coca-Cola Co.	273
7,295	Diageo PLC ADR (A)	597
10,120	General Mills	377
13,205	HJ Heinz	703
3,635	JM Smucker	278
8,760	Kimberly-Clark (A)	583
3,635	PepsiCo	256
23,335	Philip Morris International	1,558
12,190	Procter & Gamble	775
8,840	Wal-Mart Stores	470

		6,513

Energy — 13.3%
13,025	Chevron	1,340
7,115	ConocoPhillips	535
14,255	Encana	439
21,290	Exxon Mobil	1,733
7,320	Kinder Morgan (A)	210
4,055	Murphy Oil	266
5,860	Occidental Petroleum	610
11,065	Penn West Petroleum	255
16,240	Royal Dutch Shell PLC ADR, Cl A	1,155
7,610	Schlumberger	657
7,505	Transocean	485

		7,685

Financials — 14.4%
14,205	American Express	734
14,205	Arthur J Gallagher	405
3,110	BlackRock, Cl A	597
6,070	Chubb	380
1,140	CME Group	332
5,190	Digital Realty Trust † (A)	321
14,205	Eaton Vance(A)	429
4,605	Federated Investors, Cl B (A)	110

Bishop Street Funds	8

Dividend Value Fund	(unaudited)
Schedule of Investments
(continued)

		Value
Shares		(000)
Financials — (continued)
26,395	JPMorgan Chase	$1,081
12,630	MetLife	554
10,645	Northern Trust	489
22,995	People’s United Financial (A)	309
8,580	PNC Financial Services Group	511
6,070	Progressive	130
2,435	RenaissanceRe Holdings (A)	170
5,700	T Rowe Price Group (A)	344
17,055	Unum Group	435
18,260	US Bancorp	466
20,300	Wells Fargo	570

		8,367

Health Care— 10.2%
16,240	Abbott Laboratories	854
5,230	Amgen*	305
38,815	Bristol-Myers Squibb	1,124
15,000	Johnson & Johnson	998
39,575	Merck	1,397
60,865	Pfizer	1,254

		5,932

Industrials — 11.1%
6,905	Deere	569
8,945	Dover	606
8,135	Emerson Electric	458
38,580	General Electric	728
14,725	Honeywell International	877
5,180	Illinois Tool Works (A)	293
6,595	Norfolk Southern	494
6,280	Parker Hannifin	564
11,145	Raytheon	555
8,630	United Technologies	764
13,390	Waste Management (A)	499

		6,407

Information Technology — 10.8%
11,665	Accenture PLC, Cl A	705
10,960	Automatic Data Processing	577
6,070	Canon ADR (A)	289
48,705	Intel	1,079
10,330	International Business Machines	1,772
8,199	Linear Technology (A)	271

June 30, 2011	9	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)
Schedule of Investments
(continued)

		Value
Shares		(000)
Information Technology — (continued)
40,570	Microsoft	$1,055
15,330	Texas Instruments	503

		6,251

Materials — 5.5%
4,055	BHP Billiton ADR (A)	384
7,505	EI du Pont de Nemours	406
6,070	International Flavors & Fragrances	390
9,470	Nucor	390
10,120	RPM International	233
12,190	Sherwin-Williams	1,022
10,540	Sonoco Products	375

		3,200

Telecommunication Services — 6.4%
60,865	AT&T	1,912
44,730	Verizon Communications	1,665
12,215	Windstream (A)	158

		3,735

Utilities — 4.2%
8,370	American Electric Power	315
1,935	Entergy (A)	132
6,905	National Fuel Gas	503
4,260	NextEra Energy	245
6,070	PG&E (A)	255
9,810	PPL (A)	273
9,180	Public Service Enterprise Group	300
7,795	Sempra Energy	412

		2,435

TOTAL COMMON STOCK (Cost $47,501)		55,626

EXCHANGE-TRADED FUND — 1.2%

5,170	SPDR S&P 500 ETF Trust (A)	682

TOTAL EXCHANGE-TRADED FUND (Cost $586)		682

PREFERRED STOCK — 0.7%

1,050	Citigroup, 7.50%	126
1,885	Fifth Third Bancorp, 8.50%	267

TOTAL PREFERRED STOCK (Cost $420)		393

Bishop Street Funds	10

Dividend Value Fund	(unaudited)
Schedule of Investments
(concluded)

Shares/Face
Amount		Value
(000)		(000)
SHORT-TERM INVESTMENTS (B) — 2.9%

591,699	Dreyfus Cash Management Fund, Institutional Shares, 0.102%	$592
144,374	Dreyfus Institutional Cash Advantage Fund, Institutional Class, 0.128% (C)	144
95,475	FFI Select Institutional Fund, Institutional Shares, 0.202% (C)	95
591,699	Fidelity Institutional Money Market Portfolio, Institutional Shares, 0.134%	592
115,500	Fidelity Prime Money Market, Institutional Shares, 0.216% (C)	116
144,374	Western Asset Institutional Class Reserve Fund, 0.199% (C)	144

TOTAL SHORT-TERM INVESTMENTS (Cost $1,683)		1,683

REPURCHASE AGREEMENT (C) — 10.4%

$6,000	JPMorgan, 0.130%, dated 06/30/11, to be repurchased on 07/01/11, repurchase price $6,000,022 (collateralized by SLM Private Credit Student Loan, par value $6,875,000, 4.500%, 11/16/43, with a total market value of $6,301,376)	6,000

TOTAL REPURCHASE AGREEMENT (Cost $6,000)		6,000

TOTAL INVESTMENTS (Cost $56,190) — 111.1%		$64,384

Percentages are based on Net Assets of $57,959 ($ Thousands).

*	Non-income producing security.

†	Real Estate Investment Trust

(A)	This security or a partial position of this security is on loan at June 30, 2011. The total value of securities on loan at June 30, 2011 was $6,350 ($ Thousands).

(B)	The rate shown is the 7-day effective yield as of June 30, 2011.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2011 was $6,499 ($ Thousands).
ADR — American Depositary Receipt
Cl — Class
ETF — Exchange-Traded Fund
PLC — Public Limited Company
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt
Cost figures are shown in thousands.
The accompanying notes are an integral part of the financial statements.

June 30, 2011	11	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Top Ten Holdings†

			Percentage
	Coupon	Maturity	of
	Rate	Date	Investments

1. U.S. Treasury Bond	3.875%	08/15/40	2.5%

2. FNMA	2.125%	08/10/15	1.7%

3. Caterpillar	7.900%	12/15/18	1.6%

4. FNMA	5.780%	06/07/22	1.6%

5. Kinder Morgan Energy Partners LP	9.000%	02/01/19	1.6%

6. U.S. Treasury Bond	4.500%	08/15/39	1.6%

7. U.S. Treasury Note	3.125%	05/15/19	1.5%

8. Rio Tinto Finance USA	9.000%	05/01/19	1.5%

9. WEA Finance LLC	5.750%	09/02/15	1.5%

10. U.S. Treasury Note	2.500%	06/30/17	1.4%

†	Percentages are based on total investments. Excludes securities purchased with cash co laetral received from securities lending.
Schedule of Investments
as of June 30, 2011

Face
Amount		Value
(000)		(000)
CORPORATE OBLIGATIONS — 60.2%

Banks — 11.7%
	Australia & New Zealand Banking Group
$1,100	0.589%, 06/18/12 (A)(B)	$1,101
	Bank of America MTN
500	3.625%, 03/17/16 (C)	502
500	1.693%, 01/30/14 (A)	501
	Bank of New York Mellon MTN
500	4.150%, 02/01/21	499
	Bear Stearns LLC
1,100	7.250%, 02/01/18 (C)	1,306
	Citigroup
1,100	6.500%, 08/19/13	1,197

Bishop Street Funds	12

High Grade Income Fund	(unaudited)
Schedule of Investments
(continued)

Face
Amount		Value
(000)		(000)
Banks — (continued)
	Goldman Sachs Group MTN
$500	7.500%, 02/15/19 (C)	$582
550	0.674%, 07/22/15 (A)	522
	JPMorgan Chase Capital XXVII, Ser AA
1,000	7.000%, 11/01/39 (C)	999
	JPMorgan Chase, Ser AI
1,100	5.875%, 06/13/16	1,218
	Morgan Stanley MTN
1,100	7.300%, 05/13/19 (C)	1,247
1,350	1.874%, 01/24/14 (A)(C)	1,359
	US Bancorp MTN
650	4.125%, 05/24/21	646

		11,679

Consumer Discretionary — 5.6%
	AutoZone
525	4.000%, 11/15/20	502
	Comcast
1,000	6.500%, 01/15/17	1,165
	Home Depot
700	5.875%, 12/16/36 (C)	716
	Johnson Controls
600	4.250%, 03/01/21	599
	Time Warner Cable
1,100	8.250%, 04/01/19 (C)	1,372
	Whirlpool MTN
1,050	8.600%, 05/01/14	1,224

		5,578

Consumer Staples — 8.6%
	Bunge Finance
1,100	8.500%, 06/15/19	1,341
	Campbell Soup
500	4.250%, 04/15/21	511
	Continental Airlines
1,221	9.000%, 07/08/16	1,398
	Costco Wholesale
1,100	5.500%, 03/15/17	1,278
	Genentech
1,100	4.750%, 07/15/15	1,213

June 30, 2011	13	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments
(continued)

Face
Amount		Value
(000)		(000)
Consumer Staples — (continued)
	Kraft Foods
$900	6.500%, 02/09/40	$999
535	5.375%, 02/10/20 (C)	585
	Wal-Mart Stores
1,100	5.375%, 04/05/17	1,254

		8,579

Energy — 3.6%
	BP Capital Markets PLC
750	0.849%, 03/11/14 (A)	753
	Halliburton
1,100	6.150%, 09/15/19	1,278
	Kinder Morgan Energy Partners LP
1,200	9.000%, 02/01/19 (C)	1,539

		3,570

Financials — 11.2%
	American Express Credit MTN
500	5.875%, 05/02/13	538
	Berkshire Hathaway
1,100	3.200%, 02/11/15	1,146
	Boston Properties
1,200	5.625%, 11/15/20*	1,282
	Capital One Financial
1,000	7.375%, 05/23/14	1,142
	Daimler Finance North America LLC
500	6.500%, 11/15/13	556
	General Electric Capital MTN
850	0.629%, 12/20/16 (A)	807
	General Electric Capital MTN, Ser A
1,175	5.450%, 01/15/13 (C)	1,250
	Jefferies Group
375	5.125%, 04/13/18	376
675	6.250%, 01/15/36	630
	Metropolitan Life Global Funding I
1,000	1.040%, 01/10/14 (A)(B)	1,000
	Toyota Motor Credit MTN
1,000	2.800%, 01/11/16	1,024
	WEA Finance LLC
1,300	5.750%, 09/02/15 (B)	1,444

		11,195

Bishop Street Funds	14

High Grade Income Fund	(unaudited)
Schedule of Investments
(continued)

Face
Amount		Value
(000)		(000)
Health Care — 2.1%
	Merck
$1,200	5.000%, 06/30/19	$1,328
	Thermo Fisher Scientific
750	3.200%, 03/01/16	772

		2,100

Industrials — 1.6%
	Caterpillar
1,250	7.900%, 12/15/18 (C)	1,599

Information Technology — 6.3%
	Dell
400	5.625%, 04/15/14	445
	DIRECTV Holdings LLC
425	3.500%, 03/01/16	439
	Hewlett-Packard
1,125	2.125%, 09/13/15	1,123
	IBM
1,000	8.375%, 11/01/19	1,329
	News America
1,000	6.650%, 11/15/37	1,072
	Nokia
500	5.375%, 05/15/19	480
	Xerox
1,150	8.250%, 05/15/14	1,349

		6,237

Materials — 6.3%
	BHP Billiton Finance
950	5.250%, 12/15/15	1,072
	International Paper
450	7.500%, 08/15/21	526
	Monsanto
700	7.375%, 08/15/12	751
	Nucor
1,100	4.875%, 10/01/12 (C)	1,152
	Potash Corp. of Saskatchewan
1,200	5.250%, 05/15/14	1,319
	Rio Tinto Finance USA
1,100	9.000%, 05/01/19 (C)	1,457

		6,277

June 30, 2011	15	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments
(continued)

Face
Amount		Value
(000)		(000)
Telecommunication Services — 2.5%
	AT&T Wireless Services
$1,100	8.125%, 05/01/12	$1,166
	Cellco Partnership
1,200	5.550%, 02/01/14	1,323

		2,489

Utilities — 0.7%
	Potomac Edison
600	5.350%, 11/15/14	659

TOTAL CORPORATE OBLIGATIONS (Cost $55,505)		59,962

U.S. TREASURY OBLIGATIONS — 15.8%

	U.S. Treasury Bond
700	7.250%, 05/15/16	884
1,250	4.750%, 02/15/37 (C)	1,338
1,500	4.500%, 08/15/39 (C)	1,534
1,050	4.375%, 05/15/41 (C)	1,048
250	4.250%, 11/15/40	244
2,675	3.875%, 08/15/40 (C)	2,449
	U.S. Treasury Note
575	3.750%, 11/15/18	623
550	3.625%, 02/15/21	574
625	3.125%, 10/31/16	664
1,425	3.125%, 05/15/19	1,471
600	2.875%, 03/31/18	618
1,120	2.625%, 04/30/16 (C)	1,170
1,400	2.500%, 06/30/17 (C)	1,427
650	2.375%, 10/31/14	680
1,000	2.375%, 07/31/17 (C)	1,011

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,834)		15,735

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.2%

	FHLB
1,100	5.125%, 03/10/17 (C)	1,260
1,100	3.750%, 12/14/18	1,154
	FHLMC
875	8.250%, 06/01/16	1,066
	FHLMC MTN
1,000	4.250%, 05/22/13 (C)	1,071

Bishop Street Funds	16

High Grade Income Fund	(unaudited)
Schedule of Investments
(continued)

Face
Amount		Value
(000)		(000)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
	FNMA
$1,500	5.780%, 06/07/22 (C)	$1,566
1,100	3.000%, 07/28/14 (C)	1,102
1,700	2.125%, 08/10/15	1,717
1,100	2.000%, 08/24/15 (C)	1,103
1,100	1.550%, 10/27/15	1,092
1,000	1.375%, 07/19/13 (C)	1,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $12,033)		12,131

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 3.4%

	FHLMC, Ser 3196, Cl CB
197	5.250%, 08/15/11	198
	FHLMC REMIC, Ser R010, Cl AB
320	5.500%, 12/15/19	336
	FNMA, Ser 2003-33, Cl AB
1,173	3.750%, 03/25/33	1,227
	FNMA, Ser 889958
381	5.000%, 10/01/23	409
	FNMA REMIC, Ser 2007-B1, Cl BE
469	5.450%, 12/25/20	505
	GNMA, Ser 2003-7, Cl PE
635	5.500%, 11/16/31	667

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $3,179)		3,342

ASSET-BACKED SECURITIES — 3.3%

	Ford Credit Auto Owner Trust, Ser 2009-E, Cl A3
1,293	1.510%, 01/15/14	1,301
	GMAC Mortgage Servicer Advance Funding, Ser 2011-1A, Cl A
700	3.720%, 03/15/23 (B)	705
	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2
1,394	2.150%, 04/25/32 (A)	1,325

TOTAL ASSET-BACKED SECURITIES (Cost $3,226)		3,331

June 30, 2011	17	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments
(continued)

Face
Amount		Value
(000)/Shares		(000)
MUNICIPAL BONDS — 2.9%

	California State, Build America Bonds, GO
$1,100	7.550%, 04/01/39	$1,259
	Honolulu Hawaii City & County, Build America Bonds, GO
435	6.300%, 09/01/34	449
	St. Louis School District, Qualified School Construction Boards, GO
1,070	6.100%, 04/01/25	1,175

TOTAL MUNICIPAL BONDS (Cost $2,722)		2,883

SHORT-TERM INVESTMENTS (D) — 4.3%

670,760	Dreyfus Cash Management Fund, Institutional Shares, 0.102%	671
855,626	Dreyfus Institutional Cash Advantage Fund, Institutional Class, 0.128% (E)	856
565,827	FFI Select Institutional Fund, 0.202% (E)	566
670,460	Fidelity Institutional Money Market Portfolio, Institutional Shares, 0.134%	670
684,499	Fidelity Prime Money Market, Institutional Shares, 0.216% (E)	684
855,626	Western Asset Institutional Class Reserve Fund, 0.199% (E)	856

TOTAL SHORT-TERM INVESTMENTS (Cost $4,303)		4,303

REPURCHASE AGREEMENT (E) — 24.6%

24,500	JPMorgan, 0.130%, dated 06/30/11, to be repurchased on 07/01/11, repurchase price $24,500,088 (collateralized by SLM Private Credit Student Loan, par value $28,070,000, 4.500%, 11/16/43, with a total market value of $25,727,944)	24,500

TOTAL REPURCHASE AGREEMENT (Cost $24,500)		24,500

TOTAL INVESTMENTS (Cost $121,302) — 126.7%		$126,187

Percentages are based on Net Assets of $99,610 ($ Thousands).

*	Real Estate Investment Trust

(A)	Floating Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on June 30, 2011.

The maturity date shown is the final maturity date.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutions. At June 30, 2011, these securities amounted to $4,250 ($ Thousands), representing 4.3% of Net Assets of the Fund.

(C)	This security or a partial position of this security is on loan at June 30, 2011. The total value of securities on loan at June 30, 2011 was $26,695 ($ Thousands).

(D)	The rate shown is the 7-day effective yield as of June 30, 2011.

(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2011 was $27,462 ($ Thousands).

Bishop Street Funds	18

High Grade Income Fund	(unaudited)
Schedule of Investments
(concluded)
Cl — Class
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Corporation
GNMA — Government National Mortgage Corporation
GO — General Obligation
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
Cost figures are shown in thousands.
The accompanying notes are an integral part of the financial statements.

June 30, 2011	19	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Top Ten Holdings†

			Percentage
	Coupon	Maturity	of
	Rate	Date	Investments

1. University of Hawaii, RB	4.500%	07/15/23	2.7%

2. Hawaii State, Housing Finance & Development, RB	5.350%	07/01/18	2.6%

3. Honolulu Hawaii City & County, GO	5.000%	07/01/17	2.2%

4. Hawaii State, RB	5.250%	07/01/27	2.1%

5. Hawaii State, RB	5.000%	07/01/16	1.7%

6. Hawaii State, Housing Finance & Development, RB	6.500%	07/01/33	1.4%

7. Honolulu Hawaii City & County, GO	5.000%	07/01/23	1.4%

8. Honolulu Hawaii City & County, GO	5.000%	07/01/21	1.4%

9. Honolulu Hawaii City & County, Board of Water Supply, RB	5.000%	07/01/26	1.4%

10. Hawaii State, Department of Hawaiian Home Lands, COP	5.000%	11/01/31	1.4%

†	Percentages are based on total investments.
Schedule of Investments
as of June 30, 2011

Face
Amount		Value
(000)		(000)
MUNICIPAL BONDS — 98.5%

Alaska — 0.1%
	City of Anchorage Alaska, Water Department, RB, NPFGC Insured
$200	5.000%, 05/01/37	$202

Arizona — 0.6%
	City of Mesa Arizona, GO
1,000	4. 250%, 07/01/31	963

Bishop Street Funds	20

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments
(continued)

Face
Amount		Value
(000)		(000)
California — 2.6%
	California Health Facilities Financing Authority, Stanford Hospital, Ser B, RB
$1,000	5.000%, 11/15/25	$1,033
	California State, GO
1,000	5.000%, 04/01/38	960
	California State, GO, AGM Insured
800	4.500%, 12/01/32	735
	Oxnard Union High School District, 2004 Election, Ser A, GO, AGM Insured
1,125	5.000%, 08/01/21	1,234

		3,962

Connecticut — 0.8%
	City of New Haven Connecticut, Ser A, GO, AGM Insured
1,145	5.000%, 03/01/27	1,189

District of Columbia — 0.7%
	District of Columbia, Ser C, GO, AGM Insured
1,000	5.000%, 06/01/23	1,069

Georgia — 0.7%
	Main Street, Natural Gas, Ser B, RB
1,000	5.000%, 03/15/18	1,014

Hawaii — 84.9%
	Hawaii County, Ser A, GO
500	4.000%, 03/01/22	529
	Hawaii County, Ser A, GO, AGM Insured
125	5.000%, 07/15/21	133
1,500	5.000%, 07/15/23	1,590
	Hawaii County, Ser A, GO, NPFGC Insured
1,055	5.250%, 07/15/18	1,162
1,000	5.000%, 07/15/24	1,067
	Hawaii County, Unlimited Public Improvements, Ser A, GO
1,000	5.000%, 07/15/22	1,107
	Hawaii County, Unlimited Public Improvements, Ser A, GO, AMBAC Insured
1,000	5.000%, 07/15/15	1,142
	Hawaii Pacific Health, Ser A, RB
1,000	4.625%, 07/01/21	963
	Hawaii State, Airport System, RB, AGM Insured
1,000	5.250%, 07/01/27	1,059

June 30, 2011	21	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments
(continued)

Face
Amount		Value
(000)		(000)
Hawaii — (continued)
	Hawaii State, Airport System, Ser A, RB
$3,000	5.250%, 07/01/27	$3,109
1,250	5.000%, 07/01/22	1,329
	Hawaii State, Airport System, RB, AMT, ETM
30	6.900%, 07/01/12	31
	Hawaii State, Department of Budget & Finance, Chaminade University, RB, Radian Insured
1,000	4.750%, 01/01/36	883
	Hawaii State, Department of Budget & Finance, Electric Company & Subsidiary Project, Ser A, RB, AMT, FGIC Insured
750	4.800%, 01/01/25	688
	Hawaii State, Department of Budget & Finance, Hawaiian Electric, Ser A, RB, AMT, AMBAC Insured
445	5.100%, 09/01/32	391
	Hawaii State, Department of Budget & Finance, Hawaiian Electric, Ser A, RB, AMT, FGIC Insured
1,000	4.650%, 03/01/37	788
	Hawaii State, Department of Budget & Finance, Hawaiian Electric, Ser A, RB, AMT, NPFGC Insured
1,250	5.650%, 10/01/27	1,242
	Hawaii State, Department of Budget & Finance, Hawaiian Electric, Ser C, RB, AMT, AMBAC Insured
1,000	6.200%, 11/01/29	1,000
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, Radian Insured
1,000	5.000%, 01/01/26	988
	Hawaii State, Department of Hawaiian Home Lands, Kapolei Office Facilities, Ser A, COP, AGM Insured
2,000	5.000%, 11/01/31	2,057
	Hawaii State, Harbor System, Ser A, RB
1,125	4.250%, 07/01/21	1,145
	Hawaii State, Harbor System, Ser A, RB, AMT, AGM Insured
370	5.750%, 07/01/29	371
	Hawaii State, Harbor System, Ser B, RB, AMT, AGM Insured
1,000	5.000%, 01/01/13	1,052
500	5.000%, 01/01/23	505
	Hawaii State, Harbor System, Ser B, RB, AMT, AMBAC Insured
200	5.500%, 07/01/19	203
	Hawaii State, Highway, RB
500	5.750%, 01/01/28	555
	Hawaii State, Highway, RB
605	5.500%, 07/01/18	729
1,000	5.500%, 01/01/25	1,113

Bishop Street Funds	22

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments
(continued)

Face
Amount		Value
(000)		(000)
Hawaii — (continued)
	Hawaii State, Highway, RB, BHAC Insured
$550	4.750%, 01/01/22	$604
	Hawaii State, Highway, Ser A, RB, AGM Insured
500	5.000%, 07/01/19	545
1,725	5.000%, 07/01/21	1,863
1,565	5.000%, 07/01/22	1,679
	Hawaii State, Highway, Ser B, RB, AGM Insured
1,250	5.250%, 07/01/18	1,486
1,600	5.250%, 07/01/19	1,900
2,300	5.000%, 07/01/16	2,592
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	199
115	3.750%, 04/01/21	114
180	3.500%, 04/01/20	179
115	3.000%, 04/01/18	114
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,141
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser A, RB, AMT, FNMA Collateral Insured
475	5.400%, 07/01/30	475
3,850	5.350%, 07/01/18	3,851
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, FNMA Collateral Insured
335	5.450%, 07/01/17	335
	Hawaii State, Improvements Authority, Ser DA, GO, NPFGC Insured
850	5.250%, 09/01/23	911
	Hawaii State, Improvements Authority, Ser DB, GO, NPFGC Insured
200	5.250%, 09/01/15	220
	Hawaii State, Improvements Authority, Ser DD, GO, NPFGC Insured
1,000	5.250%, 05/01/15	1,118
	Hawaii State, Improvements Authority, Ser DF, GO, AMBAC Insured
1,250	5.000%, 07/01/18	1,401
1,250	5.000%, 07/01/21	1,384
90	5.000%, 07/01/22	98
	Hawaii State, Ser CM, GO, AGM Insures FGIC Insured
1,000	6.500%, 12/01/14	1,182
	Hawaii State, Ser CV, GO, NPFGC Re-insures FGIC Insured
350	5.375%, 08/01/19	351
	Hawaii State, Ser CX, GO, FSA Insured
1,000	5.500%, 02/01/16	1,028
580	5.500%, 02/01/21	594

June 30, 2011	23	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments
(continued)

Face
Amount		Value
(000)		(000)
Hawaii — (continued)
	Hawaii State, Ser CZ, GO, AGM Insured
$45	5.250%, 07/01/16	$47
	Hawaii State, Ser DB, GO, NPFGC Insured
1,000	5.250%, 09/01/16	1,094
	Hawaii State, Ser DG, GO, AMBAC Insured
1,000	5.000%, 07/01/16	1,136
	Hawaii State, Ser DI, GO, AGM Insured
500	5.000%, 03/01/24	536
1,500	5.000%, 03/01/25	1,595
	Hawaii State, Ser DK, GO
475	5.000%, 05/01/25	517
	Hawaii State, Ser DR, GO
1,000	5.000%, 06/01/17	1,167
	Hawaii State, Unlimited Public Improvements, Ser DD, GO, NPFGC Insured
1,000	5.000%, 05/01/16	1,101
	Honolulu Hawaii City & County, Ad Valorem Property Tax Project, Ser B, GO, NPFGC Insured
3,000	5.000%, 07/01/17	3,321
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB, FGIC Insured, Pre-Refunded @ 100
2,300	4.750%, 07/01/14 (A)	2,575
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB, NPFGC Insured
2,000	5.000%, 07/01/26	2,106
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB, NPFGC Re-insures FGIC Insured
2,000	5.000%, 07/01/33	2,032
	Honolulu Hawaii City & County, Board of Water Supply, Ser B, RB, AMT, NPFGC Insured
1,000	5.250%, 07/01/20	1,064
1,000	5.250%, 07/01/21	1,060
325	5.000%, 07/01/15	360
	Honolulu Hawaii City & County, GO, FSA Insured
1,000	5.250%, 07/01/16	1,177
315	5.250%, 07/01/18	375
	Honolulu Hawaii City & County, Ser A, GO
1,100	5.250%, 04/01/32	1,159
1,000	5.000%, 04/01/33	1,034
	Honolulu Hawaii City & County, Ser A, GO, AGM Insured
375	5.000%, 07/01/20	420
1,000	5.000%, 07/01/22	1,104
1,000	5.000%, 07/01/30	1,047

Bishop Street Funds	24

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments
(continued)

Face
Amount		Value
(000)		(000)
Hawaii — (continued)
	Honolulu Hawaii City & County, Ser A, GO, NPFGC Insured
$725	5.250%, 03/01/18	$768
1,000	5.250%, 03/01/20	1,055
1,500	5.250%, 03/01/24	1,569
500	5.250%, 03/01/28	518
1,950	5.000%, 07/01/21	2,109
3,850	5.000%, 07/01/23	4,100
540	5.000%, 07/01/26	568
	Honolulu Hawaii City & County, Ser B, GO
1,000	5.000%, 12/01/24	1,110
	Honolulu Hawaii City & County, Ser B, GO, NPFGC Insured
1,000	5.000%, 07/01/15	1,124
	Honolulu Hawaii City & County, Ser C, GO
200	4.750%, 09/01/18	231
	Honolulu Hawaii City & County, Ser D, GO
1,000	5.250%, 09/01/22	1,139
	Honolulu Hawaii City & County, Ser D, GO, AGM Insures NPFGC Insured
1,000	5.000%, 07/01/22	1,074
	Honolulu Hawaii City & County, Ser D, GO, NPFGC Insured
885	5.000%, 07/01/19	972
1,450	5.000%, 07/01/20	1,579
1,000	5.000%, 07/01/23	1,068
	Honolulu Hawaii City & County, Ser E, GO, NPFGC Re-insures FGIC Insured
1,500	5.250%, 07/01/20	1,650
	Honolulu Hawaii City & County, Ser F, GO, AGM Insures FGIC Insured
250	5.000%, 07/01/24	266
	Honolulu Hawaii City & County, Ser F, GO, NPFGC Re-insures FGIC Insured
1,000	5.000%, 07/01/29	1,032
	Honolulu Hawaii City & County, Sewer Improvements, 1st Board Resolution, Ser Senior A, RB, NPFGC Insured
1,000	5.000%, 07/01/31	1,029
	Honolulu Hawaii City & County, Sewer Improvements, 1st Board Resolution, Ser Senior C, RB, NPFGC Insured
250	5.000%, 07/01/31	257
	Honolulu Hawaii City & County, Sewer Improvements, 2nd Board Resolution, Ser A, RB
500	5.000%, 07/01/20	568
	Honolulu Hawaii City & County, Sewer Improvements, 2nd Board Resolution, Ser A, RB, AGM Insured
1,900	5.000%, 07/01/27	2,003

June 30, 2011	25	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments
(continued)

Face
Amount		Value
(000)		(000)
Hawaii — (continued)
	Honolulu Hawaii City & County, Sewer Improvements, 2nd Board Resolution, Ser Junior A-1, RB, NPFGC Insured
$815	5.000%, 07/01/22	$872
	Honolulu Hawaii City & County, Waipahu Towers Project, Ser A, RB, AMT, GNMA Collateral Insured
195	6.900%, 06/20/35	195
	Kauai County, Ser A, GO
500	3.250%, 08/01/23	489
	Kauai County, Ser A, GO, NPFGC Insured
1,500	5.000%, 08/01/25	1,502
	Kauai County, Ser A, GO, NPFGC Re-insures FGIC Insured
1,610	5.000%, 08/01/21	1,738
1,440	5.000%, 08/01/23	1,535
1,000	5.000%, 08/01/28	1,044
	Maui County, GO, NPFGC Insured
100	5.000%, 03/01/17	109
1,100	5.000%, 03/01/24	1,162
	Maui County, Ser A, GO
1,000	5.000%, 07/01/19	1,126
	Maui County, Ser A, GO, AGM Insured
1,000	3.500%, 07/01/16	1,083
	Maui County, Ser A, GO, NPFGC Insured
1,000	4.750%, 07/01/25	1,052
	Maui County, Ser B and C, GO, NPFGC Insured
500	5.000%, 07/01/16	580
	Maui County, Ser B, GO
500	4.000%, 06/01/21	532
	Maui County, Ser B, GO, NPFGC Insured
500	5.000%, 09/01/17	548
	University of Hawaii, College Improvements Project, Ser A, RB, NPFGC Insured
200	5.000%, 07/15/19	221
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/38	109
	University of Hawaii, Ser A, RB, AGC MBIA Insured
1,400	5.000%, 10/01/23	1,506
	University of Hawaii, Ser A, RB, AGM MBIA Insured
500	5.000%, 07/15/24	533
	University of Hawaii, Ser A, RB, MBIA Insured
400	4.500%, 07/15/32	397

Bishop Street Funds	26

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments
(continued)

Face
Amount		Value
(000)		(000)
Hawaii — (continued)
	University of Hawaii, Ser A, RB, NPFGC Insured
$975	5.000%, 07/15/21	$1,063
150	5.000%, 07/15/22	162
3,900	4.500%, 07/15/23	4,040
	University of Hawaii, Ser A-2, RB
1,000	4.000%, 10/01/18	1,091

		127,800

Indiana — 0.5%
	Indiana Finance Authority, Highway Revenue, Ser A, RB, NPFGC Re-insures FGIC Insured
700	4.500%, 06/01/27	712

Maine — 0.5%
	Maine Health & Higher Educational Facilities Authority, Ser A, RB
750	5.250%, 07/01/31	779

Massachusetts — 0.4%
	Massachusetts Bay Transportation Authority, Ser A, RB
600	5.250%, 07/01/29	681

Nevada — 0.2%
	Nevada State, Municipal Bond Bank Projects, Ser F, GO, AGM Insured
250	5.000%, 12/01/24	261

New York — 0.7%
	New York State, Dormitory Authority, New York University, Ser A, RB
1,000	3.100%, 07/01/17	1,049

Ohio — 0.4%
	City of Akron Ohio, GO
500	5.000%, 12/01/21	542

Oklahoma — 0.7%
	Tulsa Industrial Authority, University of Tulsa, RB
1,000	5.000%, 10/01/22	1,072

Puerto Rico — 2.1%
	Commonwealth of Puerto Rico, GO, NPFGC Insured
1,500	6.000%, 07/01/15	1,657
	Commonwealth of Puerto Rico, Public Improvement, GO, FSA Insured, Pre-Refunded @ 100
55	5.000%, 07/01/11 (A)	55
	Puerto Rico Electric Power Authority, Ser ZZ, RB
500	5.000%, 07/01/24	501

June 30, 2011	27	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments
(continued)

Face
Amount		Value
(000)/Shares		(000)
Puerto Rico — (continued)
	Puerto Rico Highway & Transportation Authority, Ser N, RB, AGM Insured
$1,000	5.500%, 07/01/26	$1,037

		3,250

South Carolina —0.4%
	Sumter South Carolina, Waterworks & Sewer Improvement Systems, RB, XLCA Insured
500	5.000%, 12/01/21	534

Texas —0.4%
	City of El Paso Texas, GO
500	4.000%, 08/15/16	557

Washington —1.1%
	King County Washington, GO
1,000	4.750%, 01/01/34	1,008
	Washington State, Motor Vehicle Fuel, Ser 2010B, GO
500	5.000%, 08/01/18	589

		1,597

Wisconsin — 0.7%
	Wisconsin State, Ser D, GO, AGM Insured
1,000	5.000%, 05/01/21	1,109

TOTAL MUNICIPAL BONDS (Cost $145,665)		148,342

SHORT-TERM INVESTMENTS (B) —0.2%
	Dreyfus Tax-Exempt Cash Management Fund,
146,967	Institutional Shares, 0.000%	147
146,967	Fidelity Institutional Tax-Exempt Portfolio, Institutional Shares, 0.010%	147

TOTAL SHORT-TERM INVESTMENTS (Cost $294)		294

TOTAL INVESTMENTS (Cost $145,959) — 98.7%		$148,636

Percentages are based on Net Assets of $150,585 ($ Thousands).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.

(B)	The rate shown is the 7-day effective yield as of June 30, 2011.
AGC — American Guarantee Corporation
AGM — Assured Guaranty Municipal Corporation

Bishop Street Funds	28

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments
(concluded)
AMBAC — American Municipal Bond Assurance Company
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corporation
COP — Certificate of Participation
ETM — Escrowed to Maturity
FGIC — Financial Guarantee Insurance Corporation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Corporation
FSA — Financial Security Assurance
GNMA — Government National Mortgage Corporation
GO — General Obligation
MBIA — Municipal Bond Investors Assurance
NPFGC — National Public Finance Guarantee Corporation
RB — Revenue Bond
Ser — Series
XLCA — XL Capital
Cost figures are shown in thousands.
The accompanying notes are an integral part of the financial statements.

June 30, 2011	29	www.bishopstreetfunds.com

Government Money Market Fund	(unaudited)

†	Percentages are based on total investments.
Schedule of Investments
as of June 30, 2011

Face
Amount		Value
(000)		(000)
U.S. GOVERNMENT AGENCY OBLIGATIONS (A) — 76.5%
	FHLB
$2,000	0.115%, 11/16/11	$1,999
2,333	0.110%, 08/24/11	2,332
5,000	0.090%, 09/07/11	4,999
2,625	0.076%, 08/05/11	2,625
4,675	0.070%, 08/10/11	4,675
8,200	0.048%, 07/15/11	8,200
2,000	0.030%, 07/12/11	2,000
	FHLMC
6,000	0.200%, 07/06/11	6,000
3,000	0.170%, 09/20/11	2,999
2,000	0.150%, 08/10/11	2,000
2,000	0.150%, 07/08/11	2,000
3,000	0.120%, 09/12/11	2,999
1,300	0.060%, 08/17/11	1,300
2,000	0.050%, 07/25/11	2,000
9,000	0.040%, 07/05/11	9,000
	FNMA
5,276	0.201%, 07/06/11	5,276
2,500	0.140%, 01/03/12	2,498
4,000	0.140%, 08/01/11	3,999
2,000	0.125%, 11/23/11	1,999
6,000	0.075%, 07/20/11	6,000
5,000	0.040%, 07/08/11	5,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $79,900)		79,900

U.S. TREASURY OBLIGATIONS (A) — 14.2%
	U.S. Treasury Bill
8,000	0.069%, 07/07/11	8,000
6,800	0.062%, 07/14/11	6,799

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,799)		14,799

Bishop Street Funds	30

Government Money Market Fund	(unaudited)
Schedule of Investments
(concluded)

		Value
Shares		(000)
SHORT-TERM INVESTMENTS (B) — 9.3%
3,201,279	AIM STIT-Government & Agency Portfolio, 0.020%	$3,201
3,298,588	Dreyfus Government Cash Management Fund, Institutional Shares, 0.000%	3,299
3,201,279	Fidelity Institutional Government Money Market Fund, Institutional Shares, 0.010%	3,201

TOTAL SHORT-TERM INVESTMENTS (Cost $9,701)		9,701

TOTAL INVESTMENTS (Cost $104,400†) — 100.0%		$104,400

Percentages are based on Net Assets of $104,374 ($Thousands).

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	The rate shown is the 7-day effective yield as of June 30, 2011.
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Corporation
Cost figures are shown in thousands.
The accompanying notes are an integral part of the financial statements.

June 30, 2011	31	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)
Statements of Assets and Liabilities
June 30, 2011
(In Thousands)

			High
	Strategic	Dividend	Grade
	Growth	Value	Income
	Fund	Fund	Fund

Assets:
Investments, at Cost	$40,977	$50,190	$96,802
Repurchase Agreements, at Cost	—	6,000	24,500

Investments, at Value	$53,784	$58,384 (1)	$101,687 (1)
Repurchase Agreements, at Value	—	6,000	24,500
Receivable for Investment Securities Sold	680	—	—
Dividends and Interest Receivable	34	135	1,046
Due from Shareholder Servicing Agent	6	7	13
Due from Administrator	3	4	7
Prepaid Expenses	3	2	5
Reclaim Receivable	1	2	—
Receivable for Fund Shares Sold	—	—	41
Due from Adviser	—	5	16

Total Assets	54,511	64,539	127,315

Liabilities:
Payable for Investment Securities Purchased	661	—	—
Payable for Fund Shares Redeemed	4	4	8
Income Distribution Payable	—	—	102
Collateral on Securities Loaned	—	6,499	27,462
Advisory Fees Payable	32	35	46
Shareholder Servicing Fees Payable	11	12	21
Administrative Fees Payable	9	9	17
Chief Compliance Officer Fees Payable	1	—	2
Other Accrued Expenses Payable	16	21	47

Total Liabilities	734	6,580	27,705

Net Assets	$53,777	$57,959	$99,610

Paid-in Capital	$50,368	$72,331	$93,407
Undistributed Net Investment Income
(Distributions in Excess of Net Investment Income)
(Accumulated Net Investment Loss)	(38)	(1)	77
Accumulated Net Realized Gain (Loss) on Investments	(9,360)	(22,565)	1,241
Net Unrealized Appreciation on Investments	12,807	8,194	4,885

Net Assets	$53,777	$57,959	$99,610

Class I Shares:
Net Assets	$53,777	$57,959	$99,610
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,971	6,379	9,536
Net Asset Value, Offering and Redemption Price Per Share — Class I (Net Assets ÷ Shares Outstanding)	$13.54	$9.09	$10.45

(1)	Included in “Investments, at Value” is the market value of securities on loan in the amounts of $6,350 ($ Thousands), and $26,695 ($ Thousands) for the Dividend Value and High Grade Income Funds, respectively.
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Bishop Street Funds	32

Bishop Street Funds	(unaudited)
Statements of Assets and Liabilities
June 30, 2011
(In Thousands)

	Hawaii	Government
	Municipal	Money
	Bond	Market
	Fund	Fund

Assets:
Investments, at Cost	$145,959	$104,400

Investments, at Value	$148,636	$104,400
Dividends and Interest Receivable	2,911	—
Due from Adviser	19	66
Due from Shareholder Servicing Agent	19	13
Due from Administrator	16	7
Prepaid Expenses	7	6
Receivable for Fund Shares Sold	—	14

Total Assets	151,608	104,506

Liabilities:
Payable for Investment Securities Purchased	496	—
Income Distribution Payable	342	—
Advisory Fees Payable	44	26
Shareholder Servicing Fees Payable	31	21
Administrative Fees Payable	25	17
Distribution Fees Payable	5	10
Chief Compliance Officer Fees Payable	3	3
Other Accrued Expenses Payable	77	55

Total Liabilities	1,023	132

Net Assets	$150,585	$104,374

Paid-in Capital	$149,218	$104,373
Undistributed Net Investment Income	3	1
Accumulated Net Realized Loss on Investments	(1,313)	—
Net Unrealized Appreciation on Investments	2,677	—

Net Assets	$150,585	$104,374

Class I Shares:
Net Assets	$128,844	$57,806
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	12,219	57,811
Net Asset Value, Offering and Redemption Price Per Share — Class I (Net Assets ÷ Shares Outstanding)	$10.54	$1.00

Class A Shares:
Net Assets	$21,741	$46,568
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,062	46,566
Net Asset Value and Redemption Price Per Share — Class A (Net Assets ÷ Shares Outstanding)	$10.54	$1.00

Maximum Offering Price Per Share — Class A ($10.54 ÷ 97.00%)	$10.87	N/A

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

June 30, 2011	33	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)
Statements of Operations
For the six month period ended June 30, 2011
(In Thousands)

			High
	Strategic	Dividend	Grade
	Growth	Value	Income
	Fund	Fund	Fund

Investment Income:
Dividend Income	$244	$849	$1
Interest Income	—	—	2,184
Securities Lending, Net of Commissions Paid to Lending Agent	—	7	14
Less: Foreign Taxes Withheld	(1)	(6)	—

Total Investment Income	243	850	2,199

Expenses:
Investment Adviser Fees	189	204	280
Shareholder Servicing Fees	64	69	127
Administrative Fees	51	55	102
Chief Compliance Officer Fees	1	1	2
Transfer Agent Fees	18	18	24
Audit Fees	7	7	10
Printing Fees	6	7	13
Legal Fees	6	7	13
Custody Fees	2	2	3
Trustees’ Fees	2	3	5
Registration Fees	2	2	4
Miscellaneous Expenses	4	4	15

Total Expenses	352	379	598

Less Waivers:
Shareholder Servicing Fees	(38)	(41)	(76)
Administrative Fees	(20)	(22)	(41)
Investment Adviser Fees	—	(26)	(94)

Total Waivers	(58)	(89)	(211)

Total Net Expenses	294	290	387

Net Investment Income (Loss)	(51)	560	1,812

Net Realized Gain on Investments	1,723	99	1,060
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,738	2,334	(890)

Net Realized and Unrealized Gain on Investments	3,461	2,433	170

Increase in Net Assets Resulting from Operations	$3,410	$2,993	$1,982

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Bishop Street Funds	34

Bishop Street Funds	(unaudited)
Statements of Operations
For the six month period ended June 30, 2011
(In Thousands)

	Hawaii	Government
	Municipal	Money
	Bond	Market
	Fund	Fund

Investment Income:
Interest Income	$3,121	$67
Dividend Income	—	1

Total Investment Income	3,121	68

Expenses:
Investment Adviser Fees	268	166
Shareholder Servicing Fees	192	138
Administrative Fees	153	111
Distribution Fees, Class A	30	59
Chief Compliance Officer Fees	3	2
Transfer Agent Fees	42	38
Printing Fees	20	15
Legal Fees	19	15
Audit Fees	14	11
Trustees’ Fees	7	6
Registration Fees	5	4
Custody Fees	4	3
Rating Expense	—	15
Miscellaneous Expenses	27	12

Total Expenses	784	595

Less Waivers:
Investment Adviser Fees	(119)	(131)
Shareholder Servicing Fees	(115)	(83)
Administrative Fees	(100)	(44)
Expenses Reimbursed by Adviser	—	(270)

Total Waivers and Reimbursements	(334)	(528)

Total Net Expenses	450	67

Net Investment Income	2,671	1

Net Realized Loss on Investments	(1,268)	—
Net Change in Unrealized Appreciation on Investments	3,210	—

Net Realized and Unrealized Gain on Investments	1,942	—

Increase in Net Assets Resulting from Operations	$4,613	$1

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

June 30, 2011	35	www.bishopstreetfunds.com

Bishop Street Funds
Statements of Changes in Net Assets
For the six-month period ended June 30, 2011 (unaudited) and the year ended December 31, 2010
(In Thousands)

	Strategic		Dividend
	Growth Fund		Value Fund
	2011	2010	2011	2010

Investment Activities from Operations:
Net Investment Income (Loss)	$(51)	$(66)	$560	$1,006
Net Realized Gain (Loss) on Investments	1,723	2,961	99	(861)
Net Change in Unrealized Appreciation on Investments	1,738	5,356	2,334	6,186

Increase in Net Assets Resulting from Operations	3,410	8,251	2,993	6,331

Dividends and Distributions to Shareholders:
Net Investment Income:
Class I Shares	—	—	(561)	(1,009)
Return of Capital:
Class I Shares	—	—	—	(1)

Total Dividends and Distributions to Shareholders	—	—	(561)	(1,010)

Capital Share Transactions:
Class I Shares:
Proceeds from Shares Issued	4,922	3,215	4,913	9,567
Reinvestments of Cash Distributions	—	—	377	668
Cost of Shares Redeemed	(4,609)	(22,341)	(3,627)	(11,951)

Net Increase (Decrease) in Net Assets from
Capital Share Transactions	313	(19,126)	1,663	(1,716)

Total Increase (Decrease) in Net Assets	3,723	(10,875)	4,095	3,605

Net Assets:
Beginning of Period	50,054	60,929	53,864	50,259

End of Period	$53,777	$50,054	$57,959	$53,864

Undistributed Net Investment Income
(Distributions in Excess of Net Investment Income)
(Accumulated Net Investment Loss)	$(38)	$13	$(1)	$—

Share Transactions:
Class I Shares:
Shares Issued	369	292	539	1,225
Shares Issued in Lieu of Cash Distributions	—	—	42	83
Shares Redeemed	(354)	(2,063)	(408)	(1,522)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	15	(1,771)	173	(214)

Amounts designated as “—” are either $0 or zero shares, or have been rounded to $0 or zero shares.
The accompanying notes are an integral part of the financial statements.

Bishop Street Funds	36

Bishop Street Funds
Statements of Changes in Net Assets
For the six-month period ended June 30, 2011 (unaudited) and the year ended December 31, 2010
(In Thousands)

	High Grade		Hawaii Municipal
	Income Fund		Bond Fund
	2011	2010	2011	2010

Investment Activities from Operations:
Net Investment Income	$1,812	$4,508	$2,671	$5,864
Net Realized Gain (Loss) on Investments	1,060	3,134	(1,268)	1,232
Net Change in Unrealized Appreciation (Depreciation) on Investments	(890)	(592)	3,210	(4,196)

Increase in Net Assets Resulting from Operations	1,982	7,050	4,613	2,900

Dividends and Distributions to Shareholders:
Net Investment Income:
Class I Shares	(1,737)	(4,420)	(2,281)	(4,928)
Class A Shares	—	—	(393)	(936)
Capital Gains:
Class I Shares	—	(4,220)	—	(191)
Class A Shares	—	—	—	(40)

Total Dividends and Distributions to Shareholders	(1,737)	(8,640)	(2,674)	(6,095)

Capital Share Transactions:
Class I Shares:
Proceeds from Shares Issued	4,954	12,656	10,104	16,162
Reinvestments of Cash Distributions	1,099	5,495	235	665
Cost of Shares Redeemed	(10,573)	(39,010)	(15,566)	(21,661)

Total Class I Capital Share Transactions	(4,520)	(20,859)	(5,227)	(4,834)

Class A Shares:
Proceeds from Shares Issued	—	—	1,010	5,975
Reinvestments of Cash Distributions	—	—	249	529
Cost of Shares Redeemed	—	—	(7,938)	(3,900)

Total Class A Capital Share Transactions	—	—	(6,679)	2,604

Net Decrease in Net Assets from Capital Share Transactions	(4,520)	(20,859)	(11,906)	(2,230)

Total Decrease in Net Assets	(4,275)	(22,449)	(9,967)	(5,425)

Net Assets:
Beginning of Period	103,885	126,334	160,552	165,977

End of Period	$99,610	$103,885	$150,585	$160,552

Undistributed Net Investment Income	$77	$2	$3	$6

Share Transactions:
Class I Shares:
Shares Issued	476	1,165	970	1,506
Shares Issued in Lieu of Cash Distributions	105	515	22	62
Shares Redeemed	(1,011)	(3,575)	(1,493)	(2,024)

Total Class I Transactions	(430)	(1,895)	(501)	(456)

Class A Shares:
Shares Issued	—	—	97	555
Shares Issued in Lieu of Cash Distributions	—	—	24	50
Shares Redeemed	—	—	(765)	(358)

Total Class A Transactions		—	(644)	247

Net Decrease in Shares Outstanding from Share Transactions	(430)	(1,895)	(1,145)	(209)

Amounts designated as “—” are either $0 or zero shares, or have been rounded to $0 or zero shares.
The accompanying notes are an integral part of the financial statements.

June 30, 2011	37	www.bishopstreetfunds.com

Bishop Street Funds
Statement of Changes in Net Assets
For the six-month period ended June 30, 2011 (unaudited) and the year ended December 31, 2010
(In Thousands)

	Government
	Money Market
	Fund
	2011	2010

Investment Activities from Operations:
Net Investment Income	$1	$—

Increase in Net Assets Resulting from Operations	1	—

Dividends and Distributions to Shareholders:
Capital Gains:
Class I Shares	—	(1)

Total Dividends and Distributions to Shareholders	—	(1)

Capital Share Transactions (All at $1.00 per share):
Class I Shares:
Proceeds from Shares Issued	59,702	230,825
Reinvestments of Cash Distributions	—	1
Cost of Shares Redeemed	(79,404)	(235,723)

Total Class I Capital Share Transactions	(19,702)	(4,897)

Class A Shares:
Proceeds from Shares Issued	18,400	38,705
Cost of Shares Redeemed	(20,097)	(35,673)

Total Class A Capital Share Transactions	(1,697)	3,032

Net Decrease in Net Assets from Capital Share Transactions	(21,399)	(1,865)

Total Decrease in Net Assets	(21,398)	(1,866)

Net Assets:
Beginning of Period	125,772	127,638

End of Period	$104,374	$125,772

Undistributed Net Investment Income	$1	$—

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Bishop Street Funds	38

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Bishop Street Funds
Financial Highlights
For a share outstanding throughout the six-month period ended June 30, 2011 (unaudited) and the years ended December 31,

		Investment Activities		Total	Dividends and Distributions from
	Net Asset	Net	Net Realized	Investment			Total
	Value,	Investment	and Unrealized	Activities	Net		Dividends
	Beginning	Income	Gain (Loss) on	from	Investment	Capital	and
	of Period	(Loss)(1)	Investments	Operations	Income	Gains	Distributions
STRATEGIC GROWTH FUND
Class I Shares:
2011	$12.65	$(0.01)	$0.90	$0.89	$—	$—	$—
2010	10.64	(0.01)	2.02	2.01	—	—	—
2009	8.08	— **	2.56	2.56	—	—	—
2008	14.05	(0.02)	(5.73)	(5.75)	—	(0.22)	(0.22)
2007	14.84	(0.03)	1.53	1.50	—	(2.29)	(2.29)
2006	14.35	(0.03)	1.41	1.38	—	(0.89)	(0.89)
DIVIDEND VALUE FUND
Class I Shares:
2011	$8.68	$0.09	$0.41	$0.50	$(0.09)	$—	$(0.09)
2010	7.83	0.16	0.85	1.01	(0.16)	— ‡	(0.16)
2009	6.02	0.06	1.81	1.87	(0.06)	—	(0.06)
2008	10.54	0.07	(4.47)	(4.40)	(0.07)	(0.05)	(0.12)
2007	10.62	0.04	0.52	0.56	(0.04)	(0.60)	(0.64)
2006(2)	10.00	0.04	0.62	0.66	(0.04)	—	(0.04)
HIGH GRADE INCOME FUND
Class I Shares:
2011	$10.42	$0.19	$0.02	$0.21	$(0.18)	$—	$(0.18)
2010	10.65	0.41	0.18	0.59	(0.40)	(0.42)	(0.82)
2009	10.56	0.43	0.44	0.87	(0.43)	(0.35)	(0.78)
2008	10.15	0.43	0.41	0.84	(0.43)	—	(0.43)
2007	9.94	0.44	0.21	0.65	(0.44)	—	(0.44)
2006	10.06	0.41	(0.12)	0.29	(0.41)	—	(0.41)
HAWAII MUNICIPAL BOND FUND
Class I Shares:
2011	$10.41	$0.18	$0.13	$0.31	$(0.18)	$—	$(0.18)
2010	10.62	0.38	(0.20)	0.18	(0.38)	(0.01)	(0.39)
2009	10.05	0.38	0.57	0.95	(0.38)	—	(0.38)
2008	10.56	0.40	(0.51)	(0.11)	(0.40)	—	(0.40)
2007	10.77	0.42	(0.16)	0.26	(0.42)	(0.05)	(0.47)
2006	10.77	0.43	0.04	0.47	(0.43)	(0.04)	(0.47)
Class A Shares:
2011	$10.41	$0.17	$0.13	$0.30	$(0.17)	$—	$(0.17)
2010	10.62	0.35	(0.20)	0.15	(0.35)	(0.01)	(0.36)
2009	10.05	0.36	0.57	0.93	(0.36)	—	(0.36)
2008	10.56	0.38	(0.51)	(0.13)	(0.38)	—	(0.38)
2007	10.77	0.39	(0.16)	0.23	(0.39)	(0.05)	(0.44)
2006	10.77	0.40	0.04	0.44	(0.40)	(0.04)	(0.44)

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

‡	Includes Return of Capital which is less than $0.001 per share.

*	Annualized.

**	Amount represents less than $0.01.

(1)	Per share calculated using average shares.

(2)	The Fund commenced operations on May 3, 2006.
Amounts designated as “—” are either $0 or have been rounded to $0.

Bishop Street Funds	40

			Ratio of		Ratio of Expenses		Ratio of Net
Net Asset		Net Assets	Expenses to		to Average		Investment
Value,		End of	Average		Net Assets		Income (Loss)		Portfolio
End of	Total	Period	Net		(Excluding		to Average		Turnover
Period	Return†	(000)	Assets		Waivers)		Net Assets		Rate

$13.54	7.04%	$53,777	1.15	%*	(0.20	)%*	1.38	%*	24%
12.65	18.89	50,054	1.14		1.37		(0.12)		53
10.64	31.68	60,929	1.11		1.34		0.00		54
8.08	(41.46)	62,237	1.06		1.29		(0.19)		73
14.05	10.10	126,384	1.07		1.30		(0.22)		61
14.84	9.78	142,929	1.06		1.30		(0.23)		53

$9.09	5.78%	$57,959	1.05	%*	1.37	%*	2.03	%*	6%
8.68	13.07	53,864	1.05		1.47		1.98		84
7.83	31.28	50,259	1.05		1.36		0.89		82
6.02	(42.02)	51,859	1.05		1.30		0.84		75
10.54	5.24	101,342	1.05		1.31		0.38		65
10.62	6.63	102,850	1.05	*	1.32	*	0.64	*	51

$10.45	1.99%	$99,610	0.76	%*	1.17	%*	3.55	%*	18%
10.42	5.63	103,885	0.76		1.16		3.79		39
10.65	8.41	126,334	0.76		1.13		4.08		82
10.56	8.53	121,976	0.76		1.10		4.22		28
10.15	6.67	136,223	0.76		1.11		4.38		26
9.94	2.96	141,448	0.76		1.12		4.12		41

$10.54	3.03%	$128,844	0.55	%*	0.99	%*	3.52	%*	17%
10.41	1.70	132,392	0.55		0.97		3.54		35
10.62	9.63	139,872	0.55		0.95		3.68		27
10.05	(1.02)	130,807	0.55		0.93		3.91		36
10.56	2.47	144,828	0.55		0.93		3.92		25
10.77	4.42	138,333	0.55		0.93		3.99		41

$10.54	2.90%	$21,741	0.80	%*	1.23	%*	3.28	%*	17%
10.41	1.44	28,160	0.80		1.22		3.29		35
10.62	9.35	26,105	0.80		1.20		3.43		27
10.05	(1.27)	23,707	0.80		1.17		3.66		36
10.56	2.21	29,115	0.80		1.18		3.67		25
10.77	4.16	30,421	0.80		1.18		3.74		47
The accompanying notes are an integral part of the financial statements.

June 30, 2011	41	www.bishopstreetfunds.com

Bishop Street Funds
Financial Highlights
For a share outstanding throughout the six-month period ended June 30, 2011 (unaudited) and the years ended December 31,

		Investment Activities			Total	Dividends and Distributions from
	Net Asset			Net Realized	Investment				Total
	Value,	Net		and Unrealized	Activities	Net			Dividends
	Beginning	Investment		Gain (Loss) on	from	Investment	Capital		and
	of Period	Income(1)		Investments	Operations	Income	Gains		Distributions
GOVERNMENT MONEY MARKET FUND
Class I Shares:
2011	$1.00	$—	**	$—	$—	$—	$—		$—
2010	1.00	—		—	—	—	—	**	— **
2009	1.00	—	**	— **	— **	— **	—	**	— **
2008	1.00	0.02		—	0.02	(0.02)	—		(0.02)
2007	1.00	0.05		—	0.05	(0.05)	—		(0.05)
2006	1.00	0.05		—	0.05	(0.05)	—		(0.05)
Class A Shares:
2011	$1.00	$—	**	$—	$—	$—	$—		$—
2010	1.00	—		—	—	—	—		—
2009	1.00	—	**	— **	— **	— **	—	**	— **
2008	1.00	0.02		—	0.02	(0.02)	—		(0.02)
2007	1.00	0.05		—	0.05	(0.05)	—		(0.05)
2006	1.00	0.04		—	0.04	(0.04)	—		(0.04)

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

*	Annualized.

**	Amount represents less than $0.01.

(1)	Per share calculated using average shares.

(2)	The Ratio of Expenses to Average Net Assets includes the impact of the cost of the Treasury Guarantee Program. If this expense had been subject to the adviser’s voluntary expense limitation, the ratio would have been 0.50% for Class I shares and 0.75% for Class A shares, for fiscal year ended 2008.
Amounts designated as “—” are either $0 or have been rounded to $0.

Bishop Street Funds	42

			Ratio of	Ratio of Expenses	Ratio of Net
Net Asset		Net Assets,	Expenses to	to Average	Investment
Value,		End of	Average	Net Assets	Income	Portfolio
End of	Total	Period	Net	(Excluding	to Average	Turnover
Period	Return†	(000)	Assets	Waivers)	Net Assets	Rate

$1.00	0.00%	$57,806	0.12%*	0.97%*	0.00%*	N/A
1.00	0.00	77,507	0.17	0.94	0.00	N/A
1.00	0.05	82,407	0.33	0.89	0.04	N/A
1.00	2.18	164,165	0.51 (2)	0.88	2.19	N/A
1.00	4.86	179,725	0.50	0.86	4.75	N/A
1.00	4.63	159,044	0.50	0.86	4.55	N/A

$1.00	0.00%	$46,568	0.12%*	1.22%*	0.00%*	N/A
1.00	0.00	48,265	0.17	1.19	0.00	N/A
1.00	0.03	45,233	0.35	1.14	0.00	N/A
1.00	1.93	60,446	0.76 (2)	1.13	1.94	N/A
1.00	4.60	63,568	0.75	1.11	4.50	N/A
1.00	4.37	59,212	0.75	1.11	4.33	N/A
The accompanying notes are an integral part of the financial statements.

June 30, 2011	43	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)
Notes to Financial Statements
June 30, 2011
The amounts included in the Notes to Financial Statements are in thousands unless otherwise noted.
1. ORGANIZATION
     The Bishop Street Funds (the “Trust”) are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consist of a series of five funds (each a Fund, collectively the “Funds”) which includes the Strategic Growth Fund, Dividend Value Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, and the Government Money Market Fund. Each Fund is diversified, with the exception of Hawaii Municipal Bond Fund, which is non-diversified. Class A Shares of the Hawaii Municipal Bond Fund are subject to a sales load as disclosed in the prospectus. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies.
2. SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Trust.
Use of Estimates in the Preparation of Financial Statements
     The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
     The Funds’ investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price in the most advantageous market, if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Bishop Street Funds	44

(unaudited)
     Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Funds’ Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
     Investment securities held by the Government Money Market Fund are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

June 30, 2011	45	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)
     As of June 30, 2011, all of the Strategic Growth Fund’s investments were considered Level 1. There were no significant transfers between Level 1 and Level 2 assets and liabilities for the six-month period ended June 30, 2011. For details of the investment classification, reference the Schedule of Investments.
     The following is a summary of the inputs used as of June 30, 2011 in valuing the following Funds’ investments, (excluding Strategic Growth Fund as discussed above) carried at value:
Dividend Value Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$55,626	$—	$—	$55,626
Exchange-Traded Fund	682	—	—	682
Preferred Stock	393	—	—	393
Short-Term Investments	1,683	—	—	1,683
Repurchase Agreement	—	6,000	—	6,000

Total Investments in Securities	$58,384	$6,000	$—	$64,384

High Grade Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$59,962	$—	$59,962
U.S. Treasury Obligations	—	15,735	—	15,735
U.S. Government Agency Obligations	—	12,131	—	12,131
U.S. Government Mortgage-Backed Obligations	—	3,342	—	3,342
Asset-Backed Securities	—	3,331	—	3,331
Municipal Bonds	—	2,883	—	2,883
Short-Term Investments	4,303	—	—	4,303
Repurchase Agreement	—	24,500	—	24,500

Total Investments in Securities	$4,303	$121,884	$—	$126,187

Hawaii Municipal Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$148,342	$—	$148,342
Short-Term Investments	294	—	—	294

Total Investments in Securities	$294	$148,342	$—	$148,636

Bishop Street Funds	46

(unaudited)
Government Money Market Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$79,900	$—	$79,900
U.S. Treasury Obligations	—	14,799	—	14,799
Short-Term Investments	9,701	—	—	9,701

Total Investments in Securities	$9,701	$94,699	$—	$104,400

     For the six-month period ended June 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended June 30, 2011, there have been no significant changes to the Funds’ fair value methodologies.
Federal Income Taxes
     It is each Fund’s intention to continue to qualify as a regulated investment company for federal income tax purposes under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision for federal income taxes is required.
     The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than- not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
Security Transactions and Investment Income
     Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Interest income is recorded on the accrual basis and dividend income is recorded on ex-dividend date.
     Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income. The High Grade Income and Hawaii Municipal Bond Funds use the effective interest method. The Government Money Market Fund uses the straight line method, which approximates the effective interest method.

June 30, 2011	47	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)
Repurchase Agreements
     In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash; debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Classes
     Class-specific expenses are borne by the applicable class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets. Distribution fees are the only class-specific expense.
Expenses
     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each of the Funds on the basis of relative net assets.
Dividends and Distributions to Shareholders
     The Strategic Growth and Dividend Value Funds declare and pay dividends from any net investment income, if available, on a quarterly basis. Dividends from net investment income are declared daily and paid on a monthly basis for the High Grade Income, Hawaii Municipal Bond, and Government Money Market Funds. Any net realized capital gains will be distributed at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.
Front-End Sales Commission
     Front-end sales commissions (the “sales charges”) are not recorded as expenses of the Hawaii Municipal Bond Fund. Sales charges are deducted from proceeds from the sales of Hawaii Municipal Bond Fund shares prior to investment in Class A shares.
Cash Overdraft Charges
     Per the terms of an informal agreement with Union Bank, N.A., the custodian of the Funds, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the Prime Rate plus 4.00%. Cash overdraft charges are included in miscellaneous

Bishop Street Funds	48

(unaudited)
expenses on the Statements of Operations. For the six-month period ended June 30, 2011, there were no cash overdraft charges.
3. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENT
     Investment advisory services are provided to the Funds by Bishop Street Capital Management (the “Adviser”), a registered adviser and wholly owned subsidiary of First Hawaiian Bank. First Hawaiian Bank is a subsidiary of Banc West Corporation, itself a subsidiary of BNP Paribas Asset Management, Inc. (“BNP PAM”). The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Strategic Growth and the Dividend Value Funds, 0.55% of the average daily net assets of the High Grade Income Fund, 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund, and 0.30% of the average daily net assets of the Government Money Market Fund. Beginning April 30, 2010, the Adviser has contractually agreed to waive a portion of its advisory fee to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. Prior to April 30, 2010 these waivers were voluntary. The contractual expense limitations are as follows:

Strategic Growth Fund, Class I Shares	1.25%
Dividend Value Fund, Class I Shares	1.05%
High Grade Income Fund, Class I Shares	0.76%
Hawaii Municipal Bond Fund, Class I Shares	0.55%
Hawaii Municipal Bond Fund, Class A Shares	0.80%
Government Money Market Fund, Class I Shares	0.50%
Government Money Market Fund, Class A Shares	0.75%
These fees and waivers are labeled on the Statement of Operations as “Investment Adviser Fees.”
     If at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and contractual expense limitations to recapture all or a portion of its prior expense reductions or reimbursements made during the preceding three year period during which this agreement was in place. During the six-month period ended June 30, 2011, the Adviser did not recapture any previously waived fees.
     BNP PAM serves as the investment sub-adviser for the Strategic Growth Fund, pursuant to a sub-adviser agreement. BNP PAM is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.37% of the average daily net assets of the Strategic Growth Fund.
     Fischer Francis Trees & Watts, Inc. (“FFTW”) serves as the investment sub-adviser for the Government Money Market Fund. FFTW is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.060% of the average daily net

June 30, 2011	49	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)
assets of the Government Money Market Fund up to $500 million and 0.020% of the average daily net assets of the Government Money Market Fund in excess of $500 million.
     Columbia Management Advisors, LLC (“Columbia”) serves as the investment sub-adviser for the Dividend Value Fund, pursuant to a sub-adviser agreement dated May 24, 2010. Columbia is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate based on the average daily net assets of the Dividend Value Fund, under the following fee schedule: 0.360% on the first $75 million; 0.350% on the next $75 million; 0.325% on the next $100 million; 0.300% on the next $250 million; and 0.250% on assets over $500 million.
     Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. These fees are labeled on the Statement of Operations as “Custody Fees.”
4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES
     Pursuant to an administration agreement (the “Agreement”), SEI Investments Global Funds Services (“GFS”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s Administrator. Under the terms of the Agreement, GFS is entitled to receive an annual fee of 0.20% of the average daily net assets of the Funds, and has voluntarily agreed to waive its administrative fee to 0.12% of each of the Funds’ average daily net assets excluding the Hawaii Municipal Bond Fund which is waived to 0.07% of its average daily net assets. These fees and waivers are labeled as “Administrative Fees” on the Statement of Operations.
     DST Systems, Inc. (“DST”) acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Trust. These fees are disclosed on the Statement of Operations as “Transfer Agent Fees”.
     SEI Investments Distribution Co. (“SIDCO”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s Distributor pursuant to the distribution agreement. The Funds have adopted a Distribution Plan (the “Plan”) on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund’s Class A Shares. This fee is disclosed as “Distribution Fees, Class A” in the Hawaii Municipal Bond Fund on the Statement of Operations.
     The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee not to exceed an annual

Bishop Street Funds	50

(unaudited)
rate of 0.25% of the average daily net asset value of all shares of each fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the period, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank, the Parent Company of Bishop Street Capital Management, for shareholder services performed for the Funds. SIDCO has voluntarily agreed to waive 0.15% of its shareholder servicing fee to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. Additionally, SIDCO has voluntarily agreed to waive a portion of its shareholder servicing fee in order to limit the one-day net income yield of the Government Money Market Fund to not less than 0.00% of the average daily net assets. These fees and waivers are represented as “Shareholder Servicing Fees” on the Statement of Operations.
     Once all of the Shareholder Servicing Fees have been waived, the Adviser has voluntarily agreed to further waive and reduce their fees and/or reimburse certain expenses of the Government Money Market Fund in order to maintain a one-day net income yield (yield floor) of the Fund of not less than 0.00% of the Government Money Market Fund’s average daily net assets. The following table shows waivers, with respect to such yield floor for the six-month period ended June 30, 2011:

Investment	Shareholder
Advisory Fee	Servicing Fees
Waived/Reimbursed (000)	Waiver (000)
$270	$55
5. TRANSACTIONS WITH AFFILIATES
     Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
     A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers and service providers as required by SEC regulations. The CCO’s services and expenses have been approved by and are reviewed by the Board. These fees are disclosed on the Statement of Operations as “Chief Compliance Officer Fees”.

June 30, 2011	51	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)
6. SECURITIES LENDING
     The Funds may lend securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It’s the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. At June 30, 2011, seven counterparties held 100.00% of the total securities on loan of the Dividend Value Fund and seven counterparties held 100.00% of the total securities on loan of the High Grade Income Fund. These securities are disclosed on the Statement of Assets and Liabilities as “Collateral on Securities Loaned.” Income from securities lending can be found on the Statement of Operations.
7. INVESTMENT TRANSACTIONS
     The cost of security purchases and the proceeds from the sale and maturities of securities, other than short-term investments, for the six-month period ended June 30, 2011 are presented below for the Funds.

	Strategic	Dividend	High Grade	Hawaii
	Growth	Value	Income	Municipal
	Fund	Fund	Fund	Bond Fund
Purchases
U.S. Government Securities	$—	$—	$3,258	$—
Other	12,788	5,007	13,567	25,293
Sales and Maturities
U.S. Government Securities	$—	$—	$5,332	$—
Other	12,332	3,455	18,387	35,327

Bishop Street Funds	52

(unaudited)
8. FEDERAL TAX INFORMATION
     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America.
     As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income/(loss), paid-in capital or accumulated net realized gain/(loss), as appropriate, in the period that the differences arise.
     The tax character of dividends and distributions declared during the years ended December 31, 2010 and 2009 were as follows:

	Ordinary	Tax Exempt	Long-Term	Return of
	Income	Income	Capital Gain	Capital	Total
Strategic Growth Fund
2010	$—	$—	$—	$—	$—
2009	—	—	—	—	—
Dividend Value Fund
2010	$1,009	$—	$—	$1	$1,010
2009	437	—	—	—	437
High Grade Income Fund
2010	$6,023	$—	$2,617	$—	$8,640
2009	5,220	—	3,894	—	9,114
Hawaii Municipal Bond Fund
2010	$—	$5,865	$230	$—	$6,095
2009	—	5,916	—	—	5,916
Government Money Market Fund
2010	$1	$—	$—	$—	$1
2009	88	—	—	—	88

June 30, 2011	53	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)
     As of December 31, 2010, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Strategic	Dividend	High Grade	Hawaii
	Growth	Value	Income	Municipal
	Fund	Fund	Fund	Bond Fund
Undistributed Tax Exempt Income	$—	$—	$—	$1
Undistributed Long-Term Capital Gain	—	—	181	—
Capital Loss Carryforwards	(11,031)	(22,031)	—	—
Post October Losses	—	—	—	(41)
Unrealized Appreciation (Depreciation)	11,018	5,227	5,777	(532)
Other Temporary Differences	12	—	—	—

Total Distributable Earnings (Accumulated Losses)	$(1)	$(16,804)	$5,958	$(572)

     Post-October losses represent losses realized on investment transactions from November 1, 2010 through December 31, 2010 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.
     For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains as follows:

	Strategic	Dividend
	Growth	Value
	Fund	Fund
Dec. 2016	$—	$5,568
Dec. 2017	11,031	14,624
Dec. 2018	—	1,839

Total	$11,031	$22,031

     During the year ended December 31, 2010, the Strategic Growth Fund, and Hawaii Municipal Bond Fund utilized capital loss carryforwards of $1,672 and $1,020 to offset realized capital gains.
     Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss

Bishop Street Funds	54

(unaudited)
carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
     The aggregate gross unrealized appreciation and depreciation of securities held by the Strategic Growth, Dividend Value, High Grade Income, and Hawaii Municipal Bond Funds for Federal income tax purposes at June 30, 2011 were as follows:

	Strategic	Dividend	High Grade	Hawaii
	Growth	Value	Income	Municipal
	Fund	Fund	Fund	Bond Fund
Federal Tax Cost	$41,044	$56,696	$121,302	$145,959

Gross
Unrealized Appreciation	13,853	8,952	5,602	3,912
Gross
Unrealized Depreciation	(1,113)	(1,264)	(717)	(1,235)

Net Unrealized Appreciation	$12,740	$7,688	$4,885	$2,677

9. RISKS
     The Hawaii Municipal Bond Fund invests primarily in debt instruments in the state of Hawaii. The issuers’ ability to meet their obligations may be affected by economic developments in that state. In addition, each Fund’s investments in debt securities are subject to “credit risk,” which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality debt securities generally are subject to less credit risk than funds that invest in lower quality debt securities.
     Certain debt securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases.
     The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During

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Bishop Street Funds	(unaudited)
periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to the general prevailing interest rates at that time.
     In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
10. LINE OF CREDIT
     The Funds entered into an agreement which enables them to participate in a $5 million unsecured committed revolving line of credit on a first come, first serve basis, with Union Bank, N.A. (the “Bank”) which expires June 9, 2012. The proceeds from the borrowings shall be used to finance the Funds short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings during the period at the Bank current reference rate minus 1%. As of June 30, 2011 the Funds had no borrowings outstanding. For the six-month period ended June 30, 2011, the Funds had borrowings costs of less than $1 for the Strategic Growth Fund, less than $1 for the Dividend Value Fund, less than $1 for the High Grade Income Fund and less than $1 for the Hawaii Municipal Bond Fund over a period of 13 days at a weighted average interest rate of 2.25%.
11. OTHER
     At June 30, 2011, the percentage of total shares outstanding held by shareholders for each Fund, which comprised omnibus accounts that were held on behalf of several individual shareholders, was as follows:

	Number of	% of Outstanding
	Shareholders	Shares
Strategic Growth Fund, Class I Shares	2	97.71%
Dividend Value Fund, Class I Shares	1	99.58
High Grade Income Fund, Class I Shares	2	95.23
Hawaii Municipal Bond Fund, Class I Shares	1	85.05
Hawaii Municipal Bond Fund, Class A Shares	2	13.04
Government Money Market Fund, Class I Shares	2	95.53
Government Money Market Fund, Class A Shares	1	99.79

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12. RECENT ACCOUNTING PRONOUNCEMENT
     In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.
13. SUBSEQUENT EVENTS
     The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

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Bishop Street Funds	(unaudited)
Disclosure of Fund Expenses
All mutual funds have operating expenses. As a shareholder of a mutual fund you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution and service (12b-1), shareholder service fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table on the next page illustrates your Fund’s costs in two ways:
• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Bishop Street Funds	58

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	Beginning	Ending
	Account	Account	Annualized	Expenses
	Value	Value	Expense	Paid During
	1/1/11	6/30/11	Ratios	Period*

Strategic Growth Fund — Class I

Actual Fund Return	$1,000.00	$1,070.40	1.15%	$5.90
Hypothetical 5% Return	1,000.00	1,019.09	1.15	5.76

Dividend Value Fund — Class I

Actual Fund Return	$1,000.00	$1,057.80	1.05%	$5.36
Hypothetical 5% Return	1,000.00	1,019.59	1.05	5.26

High Grade Income Fund — Class I

Actual Fund Return	$1,000.00	$1,019.90	0.76%	$3.81
Hypothetical 5% Return	1,000.00	1,021.03	0.76	3.81

Hawaii Municipal Bond Fund — Class I

Actual Fund Return	$1,000.00	$1,030.30	0.55%	$2.77
Hypothetical 5% Return	1,000.00	1,022.07	0.55	2.76

Hawaii Municipal Bond Fund — Class A

Actual Fund Return	$1,000.00	$1,029.00	0.80%	$4.02
Hypothetical 5% Return	1,000.00	1,020.83	0.80	4.01

Government Money Market Fund — Class I

Actual Fund Return	$1,000.00	$1,000.00	0.12%	$0.60
Hypothetical 5% Return	1,000.00	1,024.20	0.12	0.60

Government Money Market Fund — Class A

Actual Fund Return	$1,000.00	$1,000.00	0.12%	$0.60
Hypothetical 5% Return	1,000.00	1,024.20	0.12	0.60

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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Bishop Street Funds	(unaudited)
Approval of Investment Advisory Agreements
Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Bishop Street Funds (the “Trust”) must annually review and re-approve the following agreements (collectively, the “Agreements”):
•	the Advisory Agreement between Bishop Street Capital Management (the “Adviser”) and the Trust, on behalf of the Dividend Value Fund, the Government Money Market Fund, the Hawaii Municipal Bond Fund, the High Grade Income Fund and the Strategic Growth Fund (collectively, the “Funds”);

•	the Sub-Advisory Agreement between the Adviser and BNP Paribas Asset Management, Inc. (“BNP PAM”), on behalf of the Strategic Growth Fund;

•	and the Sub-Advisory Agreement between the Adviser and Fischer Francis Tree & Watts, Inc. (“FFT&W”), on behalf of the Government Money Market Fund (BNP PAM and FFT&W collectively referred to as , the “Sub-Advisers”).
After their initial two-year terms, the Agreements must be re-approved: (i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for additional one-year terms. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Advisers and the Sub-Advisers. The Trustees use this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Agreements for an additional year.
Prior to this year’s meeting held on February 15-16, 2011, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser and the Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds, the Adviser and the Sub-Advisers; (iii) the costs of the services to be provided and profits to be realized by the Adviser, the Sub-Advisers, and their affiliates from their relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

Bishop Street Funds	60

(unaudited)
At the meeting, representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Advisers’ fees and other aspects of the Agreements. Among other things, representatives from the Adviser and each Sub-Adviser presented overviews of their advisory businesses, including the Adviser and each Sub-Adviser’s assets under management, investment process and trading practices, and approach to risk management. A representative from the Adviser also discussed the Adviser’s investment personnel, business plan and oversight of sub-advisers. In addition, representatives from FFT&W discussed FFT&W’s client base and experience in managing fixed income portfolios. The representative from BNP PAM also discussed BNP PAM’s personnel, as well as the Strategic Growth Fund’s portfolio characteristics with respect to sector weightings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser and the Sub-Advisers’ oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and each of the Sub-Advisers and the re-approval of the Agreements, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.
Nature, Extent, and Quality of Services Provided by the Adviser and the Sub-Advisers
In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and each of the Sub-Advisers to the Fund(s) they managed, including the quality and continuity of the Adviser and the Sub-Advisers’ portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser and each of the Sub-Advisers was provided to the Board, as was the response of the Adviser and each Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of each respective Fund.
The Trustees also considered other services to be provided by the Adviser and the Sub-Advisers to the Fund(s) they manage, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers.

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Bishop Street Funds	(unaudited)
Investment Performance of the Funds, the Adviser and the Sub-Advisers
The Board was provided with information regarding each Fund’s performance since the Agreements were last renewed, as well as information regarding each Fund’s performance since its inception. The Board also compared each Fund’s performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, representatives from the Adviser and the Sub-Advisers provided information regarding and led a discussion of factors impacting the performance of their respective Fund(s) over the past year, outlining current market conditions and explaining their expectations and strategies for the future. The Board noted that the Bishop Street Strategic Growth Fund and the Bishop Street High Grade Income Fund had generally outperformed their respective benchmarks. With respect to the Bishop Street Government Money Market Fund, the Board noted that the Fund’s performance was comparable to that of its benchmark index. With respect to the Bishop Street Hawaii Municipal Bond Fund, the Board noted that although the Fund underperformed its benchmark over various periods of time, the Fund’s recent performance was comparable to that of its benchmark and did not necessitate any significant additional review. With respect to the Bishop Street Dividend Value Fund, the Board noted that the Fund had changed sub-advisers in February 2010 and in connection with such change, had also changed its investment strategy. Taking into consideration these changes in sub-adviser and strategy, the Board deemed the recent performance of the Fund reasonable and that additional review was not necessary at the present time. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser and each Sub-Adviser had been able to achieve for their respective Fund(s).
Costs of Advisory Services, Profitability and Economies of Scale
In concluding that the advisory fees payable to the Adviser and each of the Sub-Advisers were reasonable, the Trustees reviewed a report of the fees paid to the Adviser and each Sub-Adviser as well as the costs of services provided by and the profits realized by the Adviser and each of the Sub-Advisers from their relationship with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by each Fund to those paid by other comparable mutual funds and noted that each Fund’s total fees and expenses, after waivers, were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services rendered. The Board also considered the

Bishop Street Funds	62

(unaudited)
Adviser and the Sub-Advisers’ commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangement with the Funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Funds.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of each Agreement are fair and reasonable; (b) concluded that the Adviser and each of the Sub-Adviser’s fees are reasonable in light of the services that the Adviser and each of the Sub-Advisers provide to the respective Fund(s); and (c) agreed to renew each Agreement for another year.

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Investment Adviser
Bishop Street Capital Management
Honolulu, HI 96813
Administrator
SEI Investments Global Funds Services
Oaks, PA 19456
Distributor
SEI Investments Distribution Co.
Oaks, PA 19456
Transfer Agent
DST Systems, Inc.
Kansas City, MO 64121
Custodian
Union Bank, N.A.
San Francisco, CA 94101
Legal Counsel
Morgan, Lewis & Bockius LLP
Philadelphia, PA 19103
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
For more information about Bishop Street Funds, call 1-800-262-9565 or your Investment Specialist
Visit us online at www.bishopstreetfunds.com

Item 2. Code of Ethics.
Not applicable for semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b)) or 240.15d-15(b)).
(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	\s\ Philip T. Masterson

Philip T. Masterson
President
Date: September 7, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	\s\ Philip T. Masterson

Philip T. Masterson
President

Date: September 7, 2011

By (Signature and Title)*	\s\ Michael Lawson

Michael Lawson
Treasurer, Controller & CFO
Date: September 7, 2011

*	Print the name and title of each signing officer under his or her signature.